Expenses by nature - Summary of expenses by nature selling and marketing expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Attribution of expenses by nature to their function
Employee benefit expenses	₺ (35,728,385)	₺ (34,785,493)	₺ (26,870,934)
Selling and marketing expenses
Attribution of expenses by nature to their function
Employee benefit expenses	(7,888,200)	(7,640,468)	(5,933,094)
Marketing expenses	(6,668,587)	(5,410,651)	(3,722,422)
Selling expenses	(1,495,726)	(689,966)	(579,633)
Others	(828,209)	(589,895)	(503,391)
Operating expense	₺ (16,880,722)	₺ (14,330,980)	₺ (10,738,540)